Executive Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Share-Based Compensation Programs
For the years 2024, 2023 and 2022, the changes in connection with the Share-Based Compensation Programs were as follows:

					ADSs equivalents delivered (thousands)
Plan	Target number of ADSs (thousands) 1	ADS price at award’s date 2	Fair value (%)	Fair value (millions)	2024	2023	2022	ADSs Forfeited (thousands)	ADSs Outstanding (thousands) 3
Performance Plans
2019	2,303.0	$4.4	130%	13.2	—	—	3,062.8	—	—
2020	4,146.0	$2.3	155%	14.8	—	8,448.2	—	—	—
2021	1,227.2	$8.0	150%	14.7	446.3	—	—	780.9	—
2022	2,403.6	$4.3	149%	15.4	—	—	—	—	3,571.7
2023	2,825.4	$6.4	145%	26.1	—	—	—	—	4,094.1
2024	1,976.7	$6.3	133%	16.6	—	—	—	—	2,621.5
Ordinary Plans
2019	8,048.2	$4.7	100%	37.5	—	42.4	1,521.4	118.3	—
2020	11,162.2	$2.5	100%	28.1	—	2,293.0	2,370.9	253.7	—
2021	5,716.6	$7.2	100%	41.3	1,210.7	1,442.7	1,465.6	56.6	4.2
2022	9,483.0	$4.9	100%	46.0	2,166.0	2,450.5	2,499.8	26.4	2,298.8
2023	6,531.9	$5.9	100%	38.4	1,582.9	1,765.0	—	48.0	3,136.0
2024	8,531.7	$7.2	100%	61.5	2,248.0	—	—	—	6,283.7

					7,653.9	16,441.8	10,920.5	1,283.9	22,010.0

1	The target number of ADSs for the performance plans assume a 100% payout.

2	Average ADS price of the awards at the date of grant.

3
Until the final payout of the Performance Plans is known after the conclusion of the three-year period for each award, the number of ADSs outstanding assumes a payout considering the same percentage of fair value determined by the option pricing model.